Property and Equipment, net - Schedule of Property and Equipment, net (Details) (10K) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment, Gross		$ 950,212	$ 940,652
Less: accumulated depreciation		(441,618)	(297,565)
Property and equipment, net	$ 416,556	508,594	643,087
Office Equipment [Member]
Property, Plant and Equipment, Gross		2,848	9,494
Medical Equipment [Member]
Property, Plant and Equipment, Gross		446,506	418,280
Furniture And Fixtures [Member]
Property, Plant and Equipment, Gross		121,625	126,150
Computer Software And Equipment [Member]
Property, Plant and Equipment, Gross		74,572	85,118
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross		$ 304,661	$ 301,610